Presentation of financial statements and significant accounting practices adopted (Tables)	12 Months Ended
Dec. 31, 2017
Presentation of financial statements and significant accounting practices adopted [Abstract]
Subsidiaries included in consolidated financial statements
The consolidated financial statements include the following direct subsidiaries of Estre Ambiental, Inc.:

Subsidiary	Main activity	Country of incorporation	2017

Estre Ambiental S.A. (a)	Waste management	Brazil	93.92%
Estre USA Inc.	Holding	USA	100%
Road Participações S.A.	Holding	Brazil	100%

(a)	Estre Ambiental, Inc. has a direct interest of 66.64% and an indirect interest of 27.28% through its wholly owned subsidiary Road Participações S.A.

In addition, the consolidated financial statements include the following indirect subsidiaries of Estre Ambiental, Inc. and direct subsidiaries of Estre Brazil:

Subsidiary	Main activity	Country of incorporation	2017	2016	2015

Estre Água e Solo Ltda.	Laboratory analysis	Brazil	100%	100%	100%
Ambiental Sul Brasil - Central Regional de Tratamento de Resíduos Ltda.	Waste management center	Brazil	100%	100%	100%
Cavo Serviços e Saneamento S.A.	Cleaning and collection services	Brazil	100%	100%	100%
Pilares Participação Ltda.	Holding	Brazil	-	100%	100%
Oxil Manufatura Reversa e Gerenciamento de Resíduos Ltda.	Recycling	Brazil	100%	100%	100%
LMG Participações Ltda.	Holding	Brazil	-	100%	100%
Viva Ambiental e Serviços S.A.	Cleaning and collection services	Brazil	100%	100%	100%
V2 Ambiental SPE S.A.	Waste management center	Brazil	100%	100%	100%
Resicontrol Soluções Ambientais Ltda.	Waste management center	Brazil	100%	100%	100%
CGR Doña Juana S.A. ESP (a)	Waste management center	Colombia	-	-	51%
CTR Itaboraí - Centro de Tratamento de Resíduos de Itaboraí Ltda.	Waste management center	Brazil	100%	100%	100%
Esergia Estratégias Energéticas Ambientais Ltda.	Energy use services	Brazil	100%	50%	50%
Estação Ecologia - Área de Transbordo Triagem e Reciclagem de RCD S.A.	Recycling	Brazil	100%	100%	100%
Estre Coleta S.A	Holding	Brazil	-	-	100%
Geo Vision Soluções Ambientais e Energia S.A.	Holding	Brazil	100%	100%	100%
CGR Guatapará - Centro de Gerenciamento de Resíduos Ltda.	Waste management center	Brazil	100%	100%	100%

Subsidiary	Main activity	Country of incorporation	2017	2016	2015

Estre SPI Ambiental S.A.	Cleaning and collection services	Brazil	100%	100%	100%
NGA - Núcleo de Gerenciamento Ambiental Ltda.	Waste treatment	Brazil	100%	100%	100%
NGA Jardinópolis - Núcleo de Gerenciamento Ambiental Ltda.	Waste treatment	Brazil	100%	100%	100%
NGA Ribeirão Preto Núcleo de Gerenciamento Ambiental Ltda.	Waste treatment	Brazil	100%	100%	100%
Reciclax - Reciclagem de Resíduos da Construções Civil Ltda.	Recycling	Brazil	88%	88%	88%
Guatapará Energia S.A.	Energy use services	Brazil	90%	90%	90%
CTR Porto Seguro	Waste management center	Brazil	100%	100%	100%
Estre Energia Renovável Part. S.A.	Holding	Brazil	90%	90%	90%
SPE Paulínia Energia Ltda.	Energy use services	Brazil	100%	100%	100%
SPE Tremembé Energia Ltda.	Energy use services	Brazil	100%	100%	100%
Curitiba Energia SPE Ltda.	Energy use services	Brazil	100%	100%	100%
Piratininga Energia e Participações Ltda.	Energy use services	Brazil	100%	100%	100%
CTR Arapiraca S.A.	Waste treatment center	Brazil	100%	100%	100%
Estre Aterros e Valorização Holding S.A.	Holding	Brazil	100%	100%	100%
NGA Sul – Núcleo de Gerenciamento Ambiental S.A.	Holding	Brazil	-	100%	100%
Estre Tratamento Holding S.A.	Holding	Brazil	-	-	100%
CGR – Centro de Gerenciamento de Resíduos Feira de Santana S.A.	Waste management center	Brazil	100%	100%	100%
GLA - Gestão Logistica Ambiental S.A.	Cleaning and collection services	Brazil	38%
SPE Soma Soluções em Meio Ambiente Ltda. (Note 10.1)	Cleaning and collection services	Brazil	82%	-	-
Leccaros Participações S.A.(Note 10.2.2)	Holding	Brazil	-	50%	50%
CGR Catanduva – Centro de Gerenciamento de Resíduos Ltda. (Note 9)	Waste management center	Brazil	50%	-	-

(a)	Presented as assets held for sale in 2016 (please refer to Note 10.2)

Investments in associates accounted for using equity method
The Company’s investments in its associates and joint ventures, shown in the table below, are accounted for using the equity method:

Denomination	Main activity	Host country	Interest held	2017	2016	2015

Unconsolidated investees
Attend Ambiental Ltda.	Treatment of liquid effluents	Brazil	-	(a)	55%	55%
Metropolitana Serviços Ambientais Ltda.	Waste management center	Brazil	Direct	50%	50%	50%
Terrestre Ambiental Ltda.	Waste management center	Brazil	-	(a)	40%	40%
CGR Catanduva - Centro Ger. Resíduos Ltda. (b)	Waste management center	Brazil	Indirect	50%	50%	50%
Logística Ambiental de São Paulo S.A. (Loga)	Cleaning and collection services	Brazil	-	(a)	38%	38%
Unidade de Tratamento de Resíduos - UTR S.A.	Waste management center	Brazil	Indirect	(c)	54%	54%

(a)	On December 21, 2017, those companies were transferred to Latte Saneamento e Participações S.A. (“Latte”), a related party owned by some of the same shareholders of the Company (refer to Note 10.1)
(b)	On May 31, 2017, the Company became controlling shareholder (refer to Note 8).
(c)	On August 1st 2017, the business activity of UTR was discontinued.

Proportion of equity interest held by non-controlling interests
Percentage of equity interest held by non-controlling interests:

Name	Country of incorporation and operation	2017	2016	2015

CGR Doña Juana	Colombia	49%	49%	49%
SPE Soma Soluções em Meio Ambiente Ltda.	Brazil	18%	-	-
Reciclax - Reciclagem de Residuos da Const. Civil Ltda.	Brazil	13%	13%	13%
Guatapará Energia S.A.	Brazil	10%	10%	10%
Estre Energia Renovável Part. S.A.	Brazil	10%	10%	10%
GLA - Gestão Logistica Ambiental S.A.	Brazil	62%	-	-
CGR Catanduva	Brazil	50%	-	-
Estrans S.A.	Argentina	-	-	75%

Summarized statement of profit or loss
Summarized statement of profit or loss for 2017:

	Estre Energia Renovável	Guatapará Energia	Reciclax	SPE Soma	GLA	CGR Catanduva

Revenue from services rendered	-	9,115	777	84,919	12,055	10,348
Cost of services rendered	-	(5,614)	(2,737)	(61,051)	(7,950)	(8,252)
General and administrative expenses	(1,111)	(299)	(466)	(3,180)	(170)	(833)
Other Operating income (expenses), net	3,297	1,252	85	(1,356)	(233)	(292)
Financial expenses, net	878	(799)	(117)	(2,783)	38	(305)
Profit before tax	3,064	3,655	(2,458)	16,549	3,740	666
Income tax	-	(410)	964	218	(408)	(458)
Profit for the year from continuing operations	3,064	3,245	(1,494)	16,767	3,332	208
Total comprehensive income	3,064	3,245	(1,494)	16,767	3,332	208
Attributable to non-controlling interests	306	325	(187)	3,018	2,076	104
Dividends paid to non-controlling interests	613	649	-	3,353	666	104

Summarized statement of profit or loss for 2016:

	Estre Energia Renovável	Guatapará Energia	Reciclax

Revenue from services rendered	-	8,251	1,320
Cost of services rendered	-	(4,725)	(2,475)
General and administrative expenses	(666)	(180)	(236)
Other Operating income, net	1,329	2,482	(231)
Financial expenses, net	(1,906)	(1,007)	(126)
Profit before tax	(1,243)	4,821	(1,748)
Income tax	-	(331)	-
Profit for the year from continuing operations	(1,243)	4,490	(1,748)
Total comprehensive income	(1,243)	4,490	(1,748)
Attributable to non-controlling interests	(124)	449	(219)
Dividends paid to non-controlling interests	375	1,066	-

Summarized statement of profit or loss for 2015:

	Estre Energia Renovável	Guatapará Energia	Reciclax

Revenue from services rendered	-	9,960	4,330
Cost of services rendered	-	(2,582)	(3,508)
General and administrative expenses	(576)	(166)	(238)
Other Operating income, net	(22)	-	(180)
Financial expenses, net	(1)	(1,177)	(357)
Profit before tax	(599)	6,035	47
Income tax	-	(358)	(41)
Profit for the year from continuing operations	(599)	5,677	6
Total comprehensive income	(599)	5,677	6
Attributable to non-controlling interests	(60)	568	1
Dividends paid to non-controlling interests	-	1,311	-

Summarized statement of financial position
Summarized statement of financial position as at 31 December 2017:

	Estre Energia Renovável	Guatapará Energia	Reciclax	SPE Soma	GLA	CGR Catanduva
Assets
Current assets
Cash and cash equivalents	1,703	763	10	17,038	1,106	1,213
Trade accounts receivable	-	1,305	1,382	45,619	2,303	2,469
Taxes recoverable	1	1	13	1,759	70	173
Advances to suppliers	8	-	16	125	-	-
Other current assets	-	745	218	21,135	177	2
Total current assets	1,712	2,814	1,639	85,676	3,656	3,857
Non-current assets
Related parties	18	-	2,159	39,994	-	16
Other non-current assets	-	-	33	10,436	-	258
Investments	24,061	-	-	-	-	-
Property, plant and equipment	8,754	23,048	8,039	6,076	149	12,988
Intangible assets	-	-	-	225	-	2,195
Total non-current assets	32,833	23,048	10,231	56,731	149	15,457
Total assets	34,545	25,862	11,870	142,407	3,805	19,314

	Estre Energia Renovável	Guatapará Energia	Reciclax	SPE Soma	GLA	CGR Catanduva
Liabilities
Current liabilities
Loans and Financing	-	-	-	-	-	160
Trade accounts payable	44	2,168	478	8,400	1,818	636
Labor liabilities	87	-	311	31,451	726	374
Tax liabilities	4	178	148	17,822	436	605
Debt to related parties	20,500	-	6,099	-	-	210
Other current liabilities	300	3,072	29	1,451	1	1
Total current liabilities	20,935	5,418	7,065	59,124	2,981	1,986
Non-current liabilities
Provision for legal proceedings	-	-	129	2,299	-	-
Other liabilities	-	-	224	22,474	-	2,734
Total non-current liabilities	-	-	353	24,773	-	2,734
Capital	12,000	10,682	4,714	43,484	1	4,376
Reserves	-	-	4,542	-	823	4,452
Accumulated earnings (losses)	1,610	9,762	(4,804)	15,026	-	5,766
Total equity	13,610	20,444	4,452	58,510	824	14,594
Total liabilities and equity	34,545	25,862	11,870	142,407	3,805	19,314
Attributable to:
Equity holders of parent	12,249	18,400	3,896	47,978	311	7,297
Non-controlling interest	1,361	2,044	557	10,532	513	7,297

Summarized statement of financial position as at 31 December 2016:

	Estre Energia Renovável	Guatapará Energia	Reciclax
Assets
Current assets
Cash and cash equivalents	33	39	19
Trade accounts receivable	-	690	1,236
Taxes recoverable	1	1,212	8
Advances to suppliers	7	1	11
Other current assets	-	1,114	12
Total current assets	41	3,056	1,286
Non-current assets
Related parties	17	39	1,891
Other non-current assets	-	-	18
Property, plant and equipment	23,253	-	-
Intangible assets	9,890	20,866	8,166
Total non-current assets	33,160	20,905	10,075
Total assets	33,201	23,961	11,361

	Estre Energia Renovável	Guatapará Energia	Reciclax
Liabilities
Current liabilities	-	-	-
Loans and Financing	-	-	-
Trade accounts payable	4	3,310	448
Labor liabilities	80	-	204
Tax liabilities	73	382	741
Debt to related parties	21,499	-	3,782
Other current liabilities	375	2,301	27
Total current liabilities	22,031	5,993	5,202
Non-current liabilities
Provision for legal proceedings	-	-	63
Other liabilities	-	-	140
Total non-current liabilities	-	-	203

Capital	12,000	10,682	4,714
Reserves	-	483	4,430
Accumulated losses	(830)	6,803	(3,188)
Total equity	11,170	17,968	5,956
Total liabilities and equity	33,201	23,961	11,361
Attributable to:
Equity holders of parent	10,053	16,171	5,212
Non-controlling interest	1,117	1,797	744

Summarized cash flow information
Summarized cash flow information for year ended 31 December 2017:

	Estre Energia Renovável	Guatapará Energia	Reciclax	SPE Soma	GLA	CGR Catanduva

Operating activities	1,670	5,162	320	23,688	1,260	1,399
Investing activities	33	(4,399)	(310)	(6,650)	(155)	(132)
Financing activities	-	-	-	-	1	(517)
Net cash generated/(used)	1,703	763	10	17,038	1,106	750

Summarized cash flow information for year ended 31 December 2016:

	Estre Energia Renovável	Guatapará Energia	Reciclax

Operating activities	(33,063)	(4,400)	124
Investing activities	33,143	2,519	(117)
Financing activities	1	2,500	2
Net cash generated/(used)	81	619	9

Summarized cash flow information for year ended 31 December 2015:

	Estre Energia Renovável	Guatapará Energia	Reciclax	Doña Juana	Estrans S.A.

Operating activities	12,094	(5,534)	(599)	(2,221)	(2,598)
Investing activities	(12,000)	632	593	665	276
Financing activities	(1)	5,000	(2)	4,191	2,318
Net cash generated/(used)	93	98	(8)	2,635	(4)

Statutory rates of sales taxes
Sales revenues in Brazil are subject to taxes and contributions, at the following statutory rates:

Rate

Withholding taxes - PIS, COFINS and CSLL	4.65%
Social Security Tax (INSS)	11.00%
Contribution Tax on Gross Revenue for Social Security Financing (COFINS) (a)	7.60%
Contribution Tax on Gross Revenue for Social Integration Program (PIS) (a)	1.65%
Withholding Income Tax (IRRF)	1.50%
Services Tax (ISS) (b)	5.00%
VAT Tax (ICMS) (c)	18.00%

(a)
Brazilian tax legislation allows smaller entities with less than R$ 78 million in annual gross revenue to opt to declare income taxes on the presumed profit basis. These are subject to lower COFINS and PIS rates of 3.00% and 0.65%, respectively. However, PIS and COFINS taxes on purchases may not be claimed back and will not generate tax credits under the presumed profits basis

(b)	ISS rates vary according to the municipality; the ISS rate stated in the table is most commonly levied on the Company’s operations.

(c)
ICMS is taxed on the movement of goods. The tax payable is due on sales net purchases. The rates vary across different products and Brazilian states. The State of São Paulo levies ICMS at standard rate of 18.00%.

Statutory rates of taxes on purchases
Taxes paid on purchases of goods and services can normally be recovered as tax credits, at the following statutory rates:

Rate

Contribution Tax on Service Rendered for Social Security Financing (COFINS)	7.60%
Contribution Tax on Service Rendered for Social Integration Program (PIS)	1.65%

Statutory rates of withholding taxes on purchases
On certain purchases of services and use of third-party labor the Company is required to withhold a percentage of the amounts billed by its suppliers and pay tax on their behalf, at the following statutory rates:

Rate

Withholding taxes - PIS, COFINS and CSLL	4.65%
Social Security Tax (INSS)	11.00%
Withholding Income Tax (IRRF)	1.50%
Services Tax (ISS)	5.00%

Revenue from contracts with customers
In summary, the impact of the adoption of IFRS 15 expected to be as follows:

Assets	Adjustments
Public sector customers	(a) ii	(1,943)
Reversal of revenues	(a) ii	(1,948)

Deferred income tax and social contribution -34%		1,323
Net impact on shareholders’ equity		(2,568)